Vessels, net/ Advances for vessel acquisitions, Advances for vessel acquisitions (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Vessels, net/ Advances for vessel acquisitions [Abstract]
Opening Balance	$ 0
Advances for vessel acquisitions and other vessel pre-delivery costs	42,373,858
Transfer to Vessels, net	(33,130,851)
Closing Balance	$ 9,243,007